DISPOSAL OF ASSETS (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Disposal Of Assets [Abstract]
Summary of disposals
Summarized financial information relating to the disposal of the Brazil Hydroelectric Portfolio is shown below:

(MILLIONS)	Total
Proceeds, net of transaction costs	$90
Carrying value of net assets held for sale
Assets	90
Liabilities	—
90
Loss on disposal, net of transaction costs	$—